Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2023
Revenues and Cost of Revenues [Abstract]
REVENUES AND COST OF REVENUES
NOTE 20:-	REVENUES AND COST OF REVENUES

The Company sells products directly to customers mainly through its online Amazon stores.

Under the Company’s standard contract terms, customers have a right of return within 30 until 90 days. For contracts with rights of return, the Company recognizes revenue based on the amount of the consideration which the Company expects to receive for products which it is highly probable that a significant revenue reversal will not subsequently occur. The Company recognizes a refund liability for consideration received or receivable if it expects to refund some or all of the consideration to the customer. At the end of each reporting period, the Company updates its estimates of expected product returns and adjusts the refund liabilities with a corresponding adjustment in revenues. As of December 31, 2023, the allowance for returns was immaterial. The refund liability is recorded as a decrease in revenues against other payables. A right of return asset and corresponding adjustment to cost of sales is also recognized for the right to recover the goods from the customer.

In certain contracts, the Company evaluates the nature of its promise to the customer and determines whether it is a principal or agent for each contract. In determining the nature of its promise to the customer, the Company evaluates whether it is appropriate to recognize revenues on a gross or net basis based upon its evaluation of whether the Company obtains control of the specified goods by considering if it is primarily responsible for fulfillment of the promise, has inventory risk, and has the latitude in establishing pricing and selecting suppliers, among other factors. Based on its evaluation of these factors, management has determined that it is the principal in these arrangements; therefore, sales are recorded on a gross basis.

The following table discloses the breakdown of our revenues, cost of sales and gross profit for the periods set forth below:

	Year ended December 31,
	2023		2022(*)	2021
Cost of goods sold
Amazon fees	$		$-	$-
Purchased goods		672	301	-
Storage			-	-
Freight		11	21	-

		683	322	-

(*)	Reclassified to correlate with common practice in industry and better reflect profit and loss.